Business Combinations - Additional Information (Detail) $ in Millions, $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2019 CAD ($)	Jan. 23, 2019 CAD ($)	Jan. 23, 2019 USD ($)	Jul. 31, 2018 CAD ($)	Aug. 15, 2016 CAD ($)	Jul. 31, 2017 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Feb. 01, 2019 CAD ($)	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($)
Business Acquisition [Line Items]
Unrealized loss (gain) on foreign exchange contracts								$ 25	$ (3)
Maximum borrowing capacity								2,550
Financing charges								459	439
Operation, maintenance and administration								1,105	1,066
Avista Corporation [Member]
Business Acquisition [Line Items]
Payments to acquire businesses						$ 6,700
Acquisition related costs								69	42
Acquisition related costs, net								44	$ 45
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition					$ 41
Business acquisition, consideration outstanding indebtedness					$ 15
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Consideration transferred				$ 105
Subsequent Event [Member] | Avista Corporation [Member]
Business Acquisition [Line Items]
Termination fee		$ 103	$ 103
Conversion ratio	0.3333
Repayments of convertible debt	$ 513
Payments for interest	$ 7
Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Maximum borrowing capacity								$ 250
Revolving Credit Facility [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Maximum borrowing capacity										$ 170
Equity Bridge [Member] | Line of Credit [Member] | Subsequent Event [Member] | Avista Corporation [Member]
Business Acquisition [Line Items]
Termination of facility											$ 1,000
Debt Bridge [Member] | Line of Credit [Member] | Subsequent Event [Member] | Avista Corporation [Member]
Business Acquisition [Line Items]
Termination of facility												$ 2,600
Forecast [Member] | Subsequent Event [Member] | Avista Corporation [Member]
Business Acquisition [Line Items]
Financing charges							$ 22
Repayments of convertible debt							513
Payments for interest							7
Derecognition of deferred financing costs							24
Operation, maintenance and administration							$ 138